Statements of Operations - FEC Resources - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses
General and administration (Notes 10 and 11)	$ 179,161	$ 211,677	$ 213,561
Operating loss	(179,161)	(211,677)	(213,561)
Interest income (Note 8 and 10)	10,953	5,730	1,878
Reversal of accounts payable	0	18,895	0
Net and Comprehensive Loss	$ (168,208)	$ (187,052)	$ (211,683)
Loss Per Common Shares
-Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding, basic and diluted	861,082,371	598,068,920	409,143,765